AMERICAN AADVANTAGE FUNDS
                             Institutional Class

               SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2001

On October 9, 2001, Merrill Lynch Investment Managers, L.P. ("MLIM"), an investment adviser to the Balanced, Large Cap Value, and Small Cap Value Funds (the "Funds"), sold the domestic equity asset management business of MLIM's Los Angeles operation to Hotchkis and Wiley Capital Management, LLC. The Funds will be managed by the same portfolio managers and supported by the same research team, but under a new legal entity and name, Hotchkis and Wiley Capital Management, LLC. As such, the following changes are hereby made to the prospectus.


As of October 9, 2001, the fourth paragraph of the section titled "Principal Strategies" on page 3 is changed to read as follows:

     The Manager currently allocates the Fund's assets among four investment advisers:

          AMR Investment Services, Inc.
          Barrow, Hanley, Mewhinney & Strauss, Inc.
          Brandywine Asset Management, Inc.
          Hotchkis and Wiley Capital Management, LLC

     The Fund's equity assets are allocated, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, Inc. and Hotchkis and Wiley Capital Management, LLC. The Fund's fixed income assets are allocated, generally on an equal basis, among AMR Investment Services, Inc., Barrow, Hanley, Mewhinney & Strauss, Inc. and Brandywine Asset Management, Inc.


As of October 9, 2001, the third paragraph of the section titled "Principal Strategies" on page 6 is changed to read as follows:

     The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc.
          Brandywine Asset Management, Inc.
          Hotchkis and Wiley Capital Management, LLC
          Metropolitan West Capital Management, LLC


As of October 9, 2001, the third paragraph of the section titled "Principal Strategies" on page 11 is changed to read as follows:

     The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:

          Brandywine Asset Management, Inc.
          Hotchkis and Wiley Capital Management, LLC


As of October 9, 2001, the following paragraph is added as the sixth paragraph of the section titled "The Investment Advisers" on page 36:

     HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("Hotchkis"), 725 South Figueroa Street, Suite 3900, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., previously an investment adviser to the Funds. Hotchkis serves as an investment adviser to the Balanced, Large Cap Value, and Small Cap Value Funds.


As of October 9, 2001, the paragraph describing Merrill Lynch Investment Managers, L.P. on page 37 is removed.



                           AMERICAN AADVANTAGE FUNDS
                                PlanAhead Class

              SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2001

On October 9, 2001, Merrill Lynch Investment Managers, L.P. ("MLIM"), an investment adviser to the Balanced, Large Cap Value, and Small Cap Value Funds (the "Funds"), sold the domestic equity asset management business of MLIM's Los Angeles operation to Hotchkis and Wiley Capital Management, LLC. The Funds will be managed by the same portfolio managers and supported by the same research team, but under a new legal entity and name, Hotchkis and Wiley Capital Management, LLC. As such, the following changes are hereby made to the prospectus.


As of October 9, 2001, the fourth paragraph of the section titled "Principal Strategies" on page 3 is changed to read as follows:

     The Manager currently allocates the Fund's assets among four investment advisers:

          AMR Investment Services, Inc.
          Barrow, Hanley, Mewhinney & Strauss, Inc.
          Brandywine Asset Management, Inc.
          Hotchkis and Wiley Capital Management, LLC

     The Fund's equity assets are allocated, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, Inc. and Hotchkis and Wiley Capital Management, LLC. The Fund's fixed income assets are allocated, generally on an equal basis, among AMR Investment Services, Inc., Barrow, Hanley, Mewhinney & Strauss, Inc. and Brandywine Asset Management, Inc.


As of October 9, 2001, the third paragraph of the section titled "Principal Strategies" on page 6 is changed to read as follows:

     The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc.
          Brandywine Asset Management, Inc.
          Hotchkis and Wiley Capital Management, LLC
          Metropolitan West Capital Management, LLC


As of October 9, 2001, the third paragraph of the section titled "Principal Strategies" on page 8 is changed to read as follows:

     The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:

          Brandywine Asset Management, Inc.
          Hotchkis and Wiley Capital Management, LLC


As of October 9, 2001, the following paragraph is added as the fifth paragraph of the section titled "The Investment Advisers" on page 25:

     HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("Hotchkis"), 725 South Figueroa Street, Suite 3900, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., previously an investment adviser to the Funds. Hotchkis serves as an investment adviser to the Balanced, Large Cap Value, and Small Cap Value Funds.


As of October 9, 2001, the paragraph describing Merrill Lynch Investment Managers, L.P. on page 25 is removed.



                           AMERICAN AADVANTAGE FUNDS
                                   AMR Class

               SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2001

On October 9, 2001, Merrill Lynch Investment Managers, L.P. ("MLIM"), an investment adviser to the Balanced, Large Cap Value, and Small Cap Value Funds (the "Funds"), sold the domestic equity asset management business of MLIM's Los Angeles operation to Hotchkis and Wiley Capital Management, LLC. The Funds will be managed by the same portfolio managers and supported by the same research team, but under a new legal entity and name, Hotchkis and Wiley Capital Management, LLC. As such, the following changes are hereby made to the prospectus.


As of October 9, 2001, the fourth paragraph of the section titled "Principal Strategies" on page 3 is changed to read as follows:

     The Manager currently allocates the Fund's assets among four investment advisers:

          AMR Investment Services, Inc.
          Barrow, Hanley, Mewhinney & Strauss, Inc.
          Brandywine Asset Management, Inc.
          Hotchkis and Wiley Capital Management, LLC

     The Fund's equity assets are allocated, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, Inc. and Hotchkis and Wiley Capital Management, LLC. The Fund's fixed income assets are allocated, generally on an equal basis, among AMR Investment Services, Inc., Barrow, Hanley, Mewhinney & Strauss, Inc. and Brandywine Asset Management, Inc.


As of October 9, 2001, the third paragraph of the section titled "Principal Strategies" on page 6 is changed to read as follows:

     The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc.
          Brandywine Asset Management, Inc.
          Hotchkis and Wiley Capital Management, LLC
          Metropolitan West Capital Management, LLC


As of October 9, 2001, the third paragraph of the section titled "Principal Strategies" on page 11 is changed to read as follows:

     The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:

          Brandywine Asset Management, Inc.
          Hotchkis and Wiley Capital Management, LLC


As of October 9, 2001, the following paragraph is added as the sixth paragraph of the section titled "The Investment Advisers" on page 29:

     HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("Hotchkis"), 725 South Figueroa Street, Suite 3900, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., previously an investment adviser to the Funds. Hotchkis serves as an investment adviser to the Balanced, Large Cap Value, and Small Cap Value Funds.


As of October 9, 2001, the paragraph describing Merrill Lynch Investment Managers, L.P. on page 29 is removed.